Supplementary Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2016
Supplementary Cash Flow Information (Tables) [Abstract]
Cash Flow Supplemental [Text Block]
	For the three months endedMarch 31,
	2016	2015
Supplementary cash flow information:
Cash paid for interest	$151.683	$150.890
Cash paid for income taxes (1)	$55.948	$65.168
Cash inflow for income taxes from stock option exercises(2)	$640	$2.915

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(72.059)	$(64.453)
Liabilities assumed	-	5.025
Noncontrolling interest subject to put provisions	1.801	5.832
Noncontrolling interest	3.848	(8.073)
Non-cash consideration	8.381	47.156
Cash paid	(58.029)	(14.513)
Less cash acquired	2.401	473
Net cash paid for acquisitions	(55.628)	(14.040)
Cash paid for investments	(32.225)	(4.541)
Cash paid for intangible assets	(3.205)	(3.315)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(91.058)	$(21.896)

(1) Net of tax refund.
(2) Thereof the excess tax benefit allocated to additional paid-in capital for the three months ended March 31, 2016 and 2015 was $500 and $2,206, respectively.